United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3387

(Investment Company Act File Number)

Federated U.S. Government Securities Fund: 2-5 Years

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 01/31/14

Date of Reporting Period: Quarter ended 10/31/13

Item 1. Schedule of Investments

Federated U.S. Government Securities Fund: 2-5 Years
Portfolio of Investments
October 31, 2013 (unaudited)
Principal Amount			Value
		U.S. TREASURY—72.8%
		U.S. Treasury Notes—72.8%
$61,000,000		0.625%, 8/15/2016	$61,158,844
80,000,000		0.625%, 10/15/2016	80,131,248
10,000,000		0.625%, 8/31/2017	9,887,598
15,000,000		0.750%, 12/31/2017	14,817,920
33,500,000		0.875%, 9/15/2016	33,809,245
26,000,000		1.250%, 9/30/2015	26,471,409
8,000,000		1.375%, 9/30/2018	8,031,875
3,500,000		1.500%, 8/31/2018	3,539,478
29,500,000		2.000%, 1/31/2016	30,577,269
24,300,000		2.125%, 12/31/2015	25,231,081
76,000,000		2.250%, 7/31/2018	79,540,749
24,200,000		3.250%, 7/31/2016	26,010,351
27,000,000	[1]	4.250%, 11/15/2014	28,143,809
		TOTAL U.S. TREASURY (IDENTIFIED COST $418,595,882)	427,350,876
		GOVERNMENT AGENCIES—26.6%
		Federal Home Loan Mortgage Corporation—2.5%
15,000,000	[2]	0.875%, 10/14/2016	15,094,635
		Federal National Mortgage Association—24.1%
47,000,000		0.875%, 5/21/2018	45,933,095
25,000,000		0.875%, 8/28/2017	24,826,772
69,500,000		1.875%, 9/18/2018	70,677,796
		TOTAL	141,437,663
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $154,039,510)	156,532,298
		REPURCHASE AGREEMENTS—3.0%
2,258,000		Interest in $3,480,000,000 joint repurchase agreement 0.10%, dated 10/31/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,480,009,667 on 11/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2042 and the market value of those underlying securities was $3,549,609,860.	2,258,000
15,507,000		Interest in $3,480,000,000 joint repurchase agreement 0.10%, dated 10/31/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,480,009,667 on 11/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2042 and the market value of those underlying securities was $3,549,609,860 (purchased with proceeds from securities lending collateral).	15,507,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	17,765,000
		TOTAL INVESTMENTS—102.4% (IDENTIFIED COST $590,400,392)[3]	601,648,174
		OTHER ASSETS AND LIABILITIES - NET—(2.4)%[4]	(14,254,076)
		TOTAL NET ASSETS—100%	$587,394,098
At October 31, 2013, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
[5]United States Treasury Note 2-Year (CBT) Long Futures	1,049	$231,222,548	December 2013	$375,750
[5]United States Treasury Bond Ultra Long Short Futures	240	$34,582,500	December 2013	$(489,290)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(113,540)

The average notional value of long and short futures contracts held by the Fund throughout the period was $306,421,339 and $95,754,592, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
2	All or a portion of this security is temporarily on loan to an unaffiliated broker/dealer.
As of October 31, 2013, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Security on Loan	Market Value of Collateral
$15,094,635	$15,507,000
3	At October 31, 2013, the cost of investments for federal tax purposes was $590,400,392. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $11,247,782. This consists entirely of net unrealized appreciation from investments for those securities having an excess of value over cost of $11,247,782.
4	Assets, other than investments in securities, less liabilities.
5	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury	$—	$427,350,876	$—	$427,350,876
Government Agencies	—	156,532,298	—	156,532,298
Repurchase Agreements	—	17,765,000	—	17,765,000
TOTAL SECURITIES	$—	$601,648,174	$—	$601,648,174
OTHER FINANCIAL INSTRUMENTS*	$(113,540)	$—	$—	$(113,540)
*	Other financial instruments include futures contracts.
3

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated U.S. Government Securities Fund: 2-5 Years

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date December 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date December 23, 2013

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date December 23, 2013